Summary of Significant Accounting Policies (Details Narrative) - Asian Equity Exchange Group Co LTD [Member] - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	May 28, 2015
Cash and cash equivalents	$ 68,305	$ 22,655
Impaired property, plant and equipment	$ 0	$ 0
Percentage of unified corporate income tax rate		25.00%
Dilutive securities outstanding
Cash in banks	$ 68,305	$ 22,655
Enterprise Income Tax [Member]
Percentage of income tax rate	25.00%
Income tax payable	$ 4,114	$ 4,862
Domestic Enterprises [Member]
Percentage of income tax rate	33.00%
Foreign Invested Enterprises [Member]
Percentage of income tax rate	33.00%
Liao Ning Ying Jin Grand Ceremony Corporate Management Limited [Member]
Percentage of revenue		64.00%
Computer Software [Member]
Estimated useful lives	5 years